THE SANTA BARBARA GROUP OF MUTUAL FUNDS

                                   STARBUCK TISDALE GROWTH & INCOME FUND











                                     SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                         AS OF SEPTEMBER 30, 1997

STATEMENT OF NET ASSETS (UNAUDITED)      THE SANTA BARBARA GROUP OF MUTUAL FUNDS
September 30, 1997

STARBUCK TISDALE GROWTH & INCOME FUND

                                                                       Market
                                             Shares                    Value
                                       ------------           ---------------
COMMON STOCKS (92.3%)
BANKS (7.1%)
         Citicorp                              50             $        6,697
         Norwest                              100                      6,125
----------------------------------------------------------------------------
                                                                      12,822
----------------------------------------------------------------------------
COMPUTER & SERVICES (10.5%)
         Adobe Systems                        100                      5,025
         Cisco Systems *                       60                      4,384
         Hewlett Packard                       75                      5,217
         Zebra Tech *                         125                      4,438
----------------------------------------------------------------------------
                                                                      19,064
----------------------------------------------------------------------------
DRUGS (17.6%)
         Abbott Labs                           75                      4,795
         Agouron Pharmaceuticals *            150                      7,200
         American Home Products                60                      4,380
         Bristol-Myers Squibb                  80                      6,620
         Merck                                 50                      4,997
         North American Vaccine *             150                      3,788
----------------------------------------------------------------------------
                                                                      31,780
----------------------------------------------------------------------------
FOOD & BEVERAGE (10.3%)
         H.J. Heinz                           125                      5,773
         Pepsico                              100                      5,150
         Sara Lee                             150                      7,725
----------------------------------------------------------------------------
                                                                      18,648
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (3.3%)
         Clorox                                80                      5,930
----------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (7.8%)
         HBO & Company                        100                      3,763
         Lydall *                             125                      2,930
         Medapartners *                       200                      4,287
         Mentor                               100                      3,162
----------------------------------------------------------------------------
                                                                      14,142
----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (6.9%)
         Illinois Tool Works                  100                      5,000
         Minnesota Mining and Manufacturing    80                      7,400
----------------------------------------------------------------------------
                                                                      12,400
----------------------------------------------------------------------------
PETROLEUM REFINING (3.5%)
         Chevron                               75                      6,239
----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST (5.0%)
         Merry Land & Investment              200                      4,413
         Security Capital Pacific             200                      4,700
----------------------------------------------------------------------------
                                                                       9,113
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (UNAUDITED)      THE SANTA BARBARA GROUP OF MUTUAL FUNDS
September 30, 1997

STARBUCK TISDALE GROWTH & INCOME FUND (CONCLUDED)     Shares/         Market
                                                  Face Amount          Value
                                                 ------------       --------
SEMI-CONDUCTORS (3.8%)
         Linear Technology                               100        $  6,900
----------------------------------------------------------------------------
SUPPLIES (7.0%)
         Avery Dennison                                  200           8,000
         Valspar                                         150           4,706
----------------------------------------------------------------------------
                                                                      12,706
----------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (9.5%)
         GTE                                             125           5,672
         SBC Communications                              100           6,137
         Worldcom *                                      150           5,297
----------------------------------------------------------------------------
                                                                      17,106
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
         (Cost $124,205)                                             166,850
----------------------------------------------------------------------------
PREFERRED STOCK (4.4%)
         Security Capital Industrial Trust (Cost $6,088) 250           7,844
----------------------------------------------------------------------------
CONVERTIBLE BOND (3.2%)
         Xilinx, Convertible to 19.608 shares,
         5.25%, 11/01/02 (Cost $4,989)              $  5,000           5,837
----------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
         (Cost $135,282)                                             180,531
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                               1,333
----------------------------------------------------------------------------
NET ASSETS:
         Portfolio Shares of Y Class ($.001 par value - unlimited
           authorization) based on 13,401 outstanding shares         134,008
         Undistributed net investment income                           1,891
         Accumulated net realized gain on investments                    715
         Net unrealized appreciation on investments                   45,250
----------------------------------------------------------------------------
                  Total Net Assets: (100.0%)                      $  181,864
----------------------------------------------------------------------------
         NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -
         Y CLASS                                                  $    13.57
============================================================================
* Non-income producing security



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)      THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For the Period Ended September 30, 1997

                                                               Starbuck Tisdale
                                                              Growth and Income
                                                                     Fund (1)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest Income                                       $       1,517
         Dividend Income                                                 146
--------------------------------------------------------------------------------
         Total Investment Income                                       1,663
--------------------------------------------------------------------------------
EXPENSES:
         Custodian Fees                                                  177
         Transfer Agent Fees                                             181
         Professional Fees                                               373
         Director Fees                                                   182
         Registration Fees                                               719
         Printing Fees                                                   617
         Miscellaneous Fees                                                5
--------------------------------------------------------------------------------
         Total Expenses before Contribution from Advisor               2,254
--------------------------------------------------------------------------------
         Contribution from Advisor                                    (1,000)
--------------------------------------------------------------------------------
         Total Expenses                                                1,254
--------------------------------------------------------------------------------
Net Investment Income                                                    409
--------------------------------------------------------------------------------
Net Realized Loss on Investments                                        (869)
Net Unrealized Appreciation of Investments                            35,477
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments                       34,608
--------------------------------------------------------------------------------
Net Increase in Net Assets
         Resulting from Operations                             $      35,017
================================================================================
(1) The Starbuck Tisdale Growth and Income Fund was initially seeded on September 19, 1996 and has not yet commenced sales of its shares to the public.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)         THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For the Periods Ended September 30, 1997 and March 31, 1997

                                                              Starbuck Tisdale
                                                              Growth and Income
                                                                    Fund
------------------------------------------------------------------------------------
                                                           4/1/97           9/30/96
                                                               to                to
                                                          9/30/97           3/31/97
                                                  ---------------   ---------------
INVESTMENT ACTIVITIES:
         Net Investment Gain                       $          409     $       1,358
         Net Realized Gain/(Loss) on Investments             (869)            1,584
         Net Unrealized Appreciation of Investments        35,477             9,897
------------------------------------------------------------------------------------
         Increase in Net Assets Resulting From Operations  35,017            12,839
------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                               35,017            12,839
------------------------------------------------------------------------------------
NET ASSETS:
         Beginning of Period (13,401 shares)              146,847           134,008
------------------------------------------------------------------------------------
NET ASSETS:
         End of Period (13,401 shares)             $      181,864     $     146,847
====================================================================================



    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                     THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For a share outstanding throughout the period ended September 30, 1997 (Unaudited) and March 31, 1997

                                           Realized and                                                       Ratio of
     Net Asset Value                        Unrealized       Net Asset                                       Expenses to
       Beginning of      Net Investment   Gains or Losses    Value End    Total Return  Net Assets End of    Average Net
          Period              Income       on Securities     of Period         (A)           Period           Assets (B)
=========================================================================================================================
-----------------------------------------------------
Starbuck Tisdale Growth & Income Fund
-----------------------------------------------------
Class Y
  1997**  $10.96              0.031            2.579          $13.57         9.64%          $181,864            1.50%
  1997*   $10.00              0.101            0.859          $10.96         9.60%           146,847            0.54%


                         Ratio of Expenses to  Ratio of Net Income
         Ratio of Net    Average Net Assets       to Average Net
           Income to     (Excluding Waivers     Assets (Excluding                    Average
          Average Net     and Contributions)       Waivers and        Portfolio    Commission
           Assets (B)            (B)            Contributions) (B)  Turnover Rate    Rate (C)
===============================================================================================
-----------------------------------------------------
Starbuck Tisdale Growth & Income Fund
-----------------------------------------------------
Class Y
  1997**      0.49%              2.90%                (0.91%)              1%          $0.0750
  1997*       1.79%              0.54%                 1.79%              79%          $0.0746

** FOR THE PERIOD ENDED SEPTEMBER 30, 1997. THE STARBUCK TISDALE GROWTH AND INCOME FUND HAS NOT YET COMMENCED SALES
     OF ITS SHARES TO THE PUBLIC. SHARES OUTSTANDING AS OF SEPTEMBER 30, 1997 REPRESENT SHARES ISSUED IN CONJUNCTION WITH
     THE CONTRIBUTION OF THE SEED CAPITAL ON SEPTEMBER 19, 1996.
 * FOR THE PERIOD ENDED MARCH 31, 1997.
(A) RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(B) ANNUALIZED.
(C) AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES MADE DURING THE PERIOD.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================
STARBUCK TISDALE GROWTH & INCOME FUND - SEPTEMBER 30, 1997 (UNAUDITED)



1.  ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with two funds: the Bender Growth Fund and the Starbuck Tisdale Growth and Income Fund (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements of The Starbuck Tisdale Growth and Income Fund (the "Fund") are included herein. The Bender Growth Fund is presented separately. The Company is registered to offer two classes of shares, Class Y and Class C. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service at the last reported sale price for such security as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not available are valued at fair market value as determined in good faith by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities will be those of the specific securities sold. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

FEDERAL INCOME TAXES -- The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly no provision for Federal income taxes is required in the financial statements.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Company will be prorated to the Funds on the basis of relative net assets when the Starbuck Tisdale Growth and Income Fund commences sales of its shares to the public. Expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The financial statements have been prepared in conformity with generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid at least annually. Any net realized capital gains on sales of securities are distributed annually.

================================================================================
STARBUCK TISDALE GROWTH & INCOME FUND - SEPTEMBER 30, 1997 (UNAUDITED)


NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day by dividing the total value of the Funds assets, less liabilities, by the number of shares outstanding.

ORGANIZATIONAL COSTS -- Organizational costs approximating $57,108 have been deferred in the account of the Fund and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holders thereof by the Fund will be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of shares outstanding at the time of such redemption) of the unamortized deferred organizational costs as of the date of such redemption.

3.  SERVICE AGREEMENTS

Pursuant to an investment advisory agreement, investment advisory services are provided to the Company by SBG Capital Management (the "Advisor"). The Advisor receives a monthly fee at an annual rate of 1.00% of the average daily net assets of the Fund.

Sub-Advisory services are provided to the Advisor for the Fund by Starbuck, Tisdale & Associates (the "Sub-Advisor") pursuant to a sub-advisory agreement. Under terms of the agreement, the Sub-Advisor receives a monthly fee at an annual rate of 0.50% of the average daily net assets of the fund and is paid by the Advisor. The Advisor is responsible for the supervision of and payment of fees to the Sub-Advisor in connection with its services.

Ascher/Decision Services, Inc. (an affiliate of the Advisor) serves as distributor to the Fund pursuant to a Service and Distribution Plan (the "Plan"). Under terms of the Plan, the Distributor is paid a distribution fee at an annual rate of 0.25% and 0.75% of the average daily net assets of the Class Y and C shares respectively. Class C shares are subject to a shareholder services fee, which is paid to the Distributor, at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund.

SEI Fund Resources (the "Administrator") serves as administrator to the Fund pursuant to an administration agreement. Under terms of such agreement the Administrator is paid an annual fee equal to the greater of 0.15% of the first $50 million in average daily net assets, 0.125% for the next $50 million in average daily net assets and 0.10% for such daily net assets in excess of $100 million or a minimum of $60,000.

The Fund and United Missouri Bank (the "Custodian") are parties to a custodial agreement under which the custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Fund and National Financial Data Services (the "Transfer Agent") are parties to a servicing agreement, under which the Transfer Agent provides transfer agency and dividend disbursing services for the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period from March 31, 1997 to September 30, 1997, were $3,705 and $2,367, respectively.

NOTES TO FINANCIAL STATEMENTS  (concluded)
================================================================================
STARBUCK TISDALE GROWTH & INCOME FUND - SEPTEMBER 30, 1997 (UNAUDITED)



As of September 30, 1997, net unrealized appreciation on investment securities for book and federal income tax purposes aggregated $45,249 of which $45,484 related to appreciated securities and $235 related to depreciated securities. There was no difference between book and tax realized gains on securities for the period from March 31, 1997 to September 30, 1997.


















THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE COMPANY. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE COMPANY, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. ASCHER/DECISION SERVICES, INC., THE DISTRIBUTOR, AND UNITED MISSOURI BANK, THE CUSTODIAN, ARE NOT AFFILIATED.

                     THE SANTA BARBARA GROUP OF MUTUAL FUNDS

                               BENDER GROWTH FUND











                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                            AS OF SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS

FROM THE CHAIRMAN OF THE SANTA BARBARA GROUP OF MUTUAL FUNDS

Dear Shareholder,

It is a pleasure to present our first semi-annual report to you.

Reed and Bob Bender have always been good investors. That is why your Board of Directors of the Santa Barbara Group of Mutual Funds, Inc. ("the Fund Company") selected them to manage its first fund, the Bender Growth Fund. In the past six months the advisor has done remarkably well. The Fund share prices are approximately 50% above those of March 31, 1997. Fund net assets in the same six month period have almost doubled to $6,696,495. The overall Fund performance for the first nine months of 1997 is a gain of over 25%. The shareholder base of the Fund is approximately 325. Our goal is to more rapidly increase the number of individual owners of the Fund to 1,000 at which time the net asset value of the Fund will appear in the newspapers.

With the positive results of the past quarter, our primary interest turns to the question of consistency and repeatability regarding potential future results.

Bob Bender stated his manifesto for investing in his first letter to you. He intends to invest your funds in excellent companies whose earnings are estimated to continue their past growth rate of at least 20% per annum well into the future. In the Fund Company's search for fund advisors we were impressed that this is the only way Bob and Reed have invested for their entire investment careers. Their long term record suggests that their approach is consistent and repeatable.

While we seek to add other outstanding portfolio managers, the Fund Company's goal of providing investment excellence of the kind we have achieved with the Bender Growth Fund, regardless of discipline, make the task very challenging. We do hope to have one or two more funds available by the end of our fiscal year, March 31, 1998.

Meanwhile we continue to have great confidence that your Bender Growth Fund will continue to do well into the future.



Sincerely,

[GRAPHIC OMITTED]
/S/ SIGNATURE
Stephen Y. Ascher
Chairman

LETTER FROM THE INVESTMENT ADVISOR

TO THE SHAREHOLDERS OF THE BENDER GROWTH FUND:

Many of the companies included in the Bender Growth Fund have recently reported quarterly earnings. Overall, we are very pleased with the continuing performance of these companies as they have beaten Wall Street estimates, gained market share, and shown strength in margins. We would like to reiterate that over time the stock market values nothing greater than consistent earnings per share growth. All of our companies are profitable, and have a strong financial position. We believe these companies can continue to report above average earnings for several years.

Recent volatility in global equity markets should not be viewed as a barometer for the United States markets. The turmoil in Asian economies is due to specific domestic policy issues, and could actually lead to lower interest rates in the United States. Asian economies equal 16 percent of our trade, and the dollar's strength against these currencies is likely to hold back inflation as U.S. imports become cheaper.

The U.S. Treasury department has stated that a balanced budget should be expected by mid-1998. As the economy transitions from a deficit to a surplus, the Treasury is curtailing its financing plans as there will be a reduced need for capital. Those institutions who are required to buy U.S. Treasury bonds for their investment purposes will be forced to buy on the open market. This could lower bond yields which in turn would be very positive for equity markets.

The current economic fundamentals of a strong dollar, the move toward a balanced budget, and increasing global competition are very positive for our companies and the stock market in general. We feel our companies are very well positioned in their industries, and should provide continued impressive financial results over the next few years.

Thank you for your support.



Sincerely,

/S/ SIGNATURE                       /S/ SIGNATURE
[GRAPHIC OMITTED]                   [GRAPHIC OMITTED]
Robert L. Bender                    Reed G. Bender
Portfolio Manager                   Portfolio Manager

STATEMENT OF NET ASSETS (UNAUDITED)      THE SANTA BARBARA GROUP OF MUTUAL FUNDS
September 30, 1997

 BENDER GROWTH FUND

                                                                         Market
COMMON STOCKS (94.5%)                        Shares                       Value
                                        -----------                  ----------
COMMUNICATIONS (16.5%)
         Advanced Fibre Communication *       5,600                  $  229,600
         Ascend Communications *              4,430                     143,421
         CIENA *                              3,000                     148,594
         Hummingbird Communications *         4,310                     168,090
         P-COM *                              8,620                     206,341
         Sawtek *                             4,545                     210,206
-------------------------------------------------------------------------------
                                                                      1,106,252
-------------------------------------------------------------------------------
COMPUTER & SERVICES (36.8%)
         CBT Group PLC ADR *                  2,608                     209,292
         Checkpoint Software*                 6,540                     202,740
         Cisco Systems *                      2,470                     180,464
         Gartner Group, Cl A *                4,380                     131,400
         Genesys Telecom Labs *               5,600                     203,700
         Intel                                1,540                     142,161
         Legato Systems *                     7,130                     253,115
         McAfee Associates *                  2,250                     119,250
         Microsoft *                          1,150                     152,159
         Network Appliance *                  3,605                     195,571
         Oracle *                             4,930                     179,637
         Sun Microsystems *                   3,680                     172,270
         Synopsys *                           4,600                     195,500
         Versatility *                        9,490                     125,743
-------------------------------------------------------------------------------
                                                                      2,463,002
-------------------------------------------------------------------------------
MEDICAL (13.5%)
         Arterial Vascular Engineering *      6,020                     334,110
         Gulf South Medical Supply *          7,010                     187,518
         Quintiles Transnational *            2,240                     188,720
         Watson Pharmaceuticals *             3,260                     194,785
-------------------------------------------------------------------------------
                                                                        905,133
-------------------------------------------------------------------------------
RETAIL (16.9%)
         Autozone *                           5,770                     173,100
         Bed Bath and Beyond *                5,615                     197,227
         CDW Computer Centers *               2,450                     158,638
         Fastenal                             2,350                     125,137
         Home Depot                           3,030                     157,939
         Kohl's *                             2,390                     169,690
         Starbucks *                          3,650                     152,616
-------------------------------------------------------------------------------
                                                                      1,134,347
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (UNAUDITED)      THE SANTA BARBARA GROUP OF MUTUAL FUNDS
September 30, 1997

 BENDER GROWTH FUND (CONCLUDED)                Shares/                   Market
                                           Face Amount                    Value
                                        --------------             ------------
SERVICES (10.8%)
         Abacus Direct *                         6,050             $    194,356
         CKS Group *                             2,100                   78,750
         CUC International *                     4,330                  134,230
         Forrester Research *                    6,500                  176,313
         Paychex                                 4,030                  140,546
-------------------------------------------------------------------------------
                                                                        724,195
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
         (Cost $4,924,563)                                            6,332,929
-------------------------------------------------------------------------------
CASH EQUIVALENT (5.7%)
         United Missouri Bank AFM
         (Cost $380,943)                     $ 380,943                  380,943
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
         (Cost $5,305,506)                                            6,713,872
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)                               (17,377)
-------------------------------------------------------------------------------
NET ASSETS:
         Portfolio Shares of Y Class ($.001 par value - unlimited
           authorization) based on 137,533 outstanding shares         1,368,194
         Portfolio Shares of C Class ($.001 par value - unlimited
           authorization) based on 402,253 outstanding shares         4,082,418
         Net investment loss                                            (74,238)
         Accumulated net realized loss on investments                   (88,245)
         Net unrealized appreciation on investments                   1,408,366
-------------------------------------------------------------------------------
                  Total Net Assets: (100.0%)                       $  6,696,495
-------------------------------------------------------------------------------
         NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE - Y
         CLASS                                                     $     12.46
         NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE - C
         CLASS (SEE FOOTNOTE 2)                                    $     12.39
===============================================================================
* Non-income producing security
ADR - American Depository Receipt
AFM - Automated Funds Management
Cl - Class
PLC - Public Limited Company




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)      THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For the Period Ended September 30, 1997

                                                                         Bender
                                                                         Growth
                                                                          Fund
-------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest Income                                             $    5,749
         Dividend Income                                                    823
-------------------------------------------------------------------------------
                  Total Investment Income                                 6,572
-------------------------------------------------------------------------------
EXPENSES:
         Investment Advisory Fees                                        30,685
         Administrator Fees                                              30,121
         Custodian Fees                                                   8,387
         Transfer Agent Fees                                             22,428
         Professonal Fees                                                10,803
         Director Fees                                                    1,832
         Registration Fees                                                7,738
         Distribution Fees - Class Y                                      1,608
         Distribution Fees - Class C                                     18,042
         Printing Fees                                                    4,077
         Amortization of Deferred Organizational Costs                    6,286
-------------------------------------------------------------------------------
         Total Expenses before Waiver of Investment Advisory Fees
                  and Contribution from Advisor                         142,007
-------------------------------------------------------------------------------
         Waiver of Investment Advisory Fees                             (30,685)
         Contribution from Advisor                                      (30,512)
-------------------------------------------------------------------------------
         Total Expenses                                                  80,810
-------------------------------------------------------------------------------
Net Investment Loss                                                     (74,238)
-------------------------------------------------------------------------------
Net Realized Loss on Investments                                        (54,081)
Net Unrealized Appreciation of Investments                            2,058,349
-------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments                       2,004,268
-------------------------------------------------------------------------------
Net Increase in Net Assets
         Resulting from Operations                                   $1,930,030
===============================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS       THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For the six month period ended September 30, 1997 (Unaudited) and for the period ended March 31, 1997

                                                                               Bender
                                                                               Growth
                                                                                Fund
---------------------------------------------------------------------------------------------------
                                                                       4/1/97          12/10/96 (1)
                                                                           to                   to
                                                                      9/30/97              3/31/97
                                                               --------------        -------------
INVESTMENT ACTIVITIES:
         Net Investment Loss                                   $      (74,238)       $     (24,037)
         Net Realized Loss on Investments                             (54,081)             (34,165)
         Net Unrealized Appreciation (Depreciation) of Investments  2,058,349             (649,983)
---------------------------------------------------------------------------------------------------
         Increase in Net Assets Resulting From Operations           1,930,030             (708,185)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
         Class Y:
                  Proceeds from Shares Issued (42,442 shares)         420,711            1,127,565
                  Cost of Shares Redeemed (18,441 shares)            (170,419)            (108,371)
---------------------------------------------------------------------------------------------------
                    Total Class Y Transactions                        250,292            1,019,194
---------------------------------------------------------------------------------------------------
         Class C:
                  Proceeds from Shares Issued (134,690 shares)      1,411,227            3,283,062
                  Cost of Shares Redeemed (52,911 shares)            (470,010)            (122,115)
---------------------------------------------------------------------------------------------------
                    Total Class C Transactions                        941,217            3,160,947
---------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Capital Share Transactions          1,191,509            4,180,141
---------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                        3,121,539            3,471,956
---------------------------------------------------------------------------------------------------
NET ASSETS:
         Beginning of Period (434,006 shares)                       3,574,956              105,000
---------------------------------------------------------------------------------------------------
NET ASSETS:
         End of Period (539,786 shares)                        $    6,696,495        $   3,576,956
===================================================================================================

(1) The Bender Growth Fund commenced on December 10, 1996.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                     THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For a share outstanding throughout the period ended September 30, 1997 (Unaudited) and March 31, 1997


                                           Realized and                                                       Ratio of
     Net Asset Value                        Unrealized       Net Asset                                       Expenses to
       Beginning of      Net Investment   Gains or Losses    Value End    Total Return  Net Assets End of    Average Net
          Period              Income       on Securities     of Period         (A)           Period           Assets (B)
=========================================================================================================================
----------------------------------
  Bender Growth Fund
----------------------------------

Class Y
1997**    $8.26              (0.107)           4.307        $12.46           50.85%       $1,713,850            2.75%
1997*    $10.00              (0.044)          (1.696)        $8.26           (17.4%)         937,321            2.75%

Class C
1997**    $8.24              (0.132)           4.282        $12.39            50.36%      $4,982,645            3.50%
1997*    $10.00              (0.059)          (1.701)        $8.24           (17.6%)       2,639,635            3.50%

                         Ratio of Expenses to  Ratio of Net Income
            Ratio of       Average Net Assets    to Average Net
           Income to     (Excluding Waivers     Assets (Excluding                    Average
          Average Net     and Contributions)       Waivers and        Portfolio    Commission
           Assets (B)            (B)            Contributions) (B)  Turnover Rate    Rate (C)
===============================================================================================
----------------------------------
  Bender Growth Fund
----------------------------------

Class Y
1997**     (2.48%)              4.00%               (3.73%)             8.00%       $0.0988
1997*      (2.16%)              7.88%               (7.29%)             3.00%       $0.0893

Class C
1997**     (3.23%)              4.75%               (4.48%)             8.00%       $0.0988
1997*      (2.88%)              8.70%               (8.08%)             3.00%       $0.0893

**  FOR THE PERIOD ENDED SEPTEMBER 30, 1997.
* FOR THE PERIOD ENDED MARCH 31, 1997. THE BENDER GROWTH FUND COMMENCED ON DECEMBER 10, 1996.
(A) RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(B) ANNUALIZED.
(C) AVERAGE COMMISSION RATE PAID PER SHARE FOR THE SECURITY PURCHASES AND SALES MADE DURING THE PERIOD.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================
BENDER GROWTH FUND - SEPTEMBER 30, 1997 (UNAUDITED)



1.  ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with two funds: the Bender Growth Fund and the Starbuck Tisdale Growth and Income Fund (the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements of the Bender Growth Fund (the "Fund") are included herein. The Starbuck Tisdale Growth and Income Fund is presented separately. The Company is registered to offer two classes of shares, Class Y and Class C. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service at the last reported sale price for such security as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not available are valued at fair market value as determined in good faith by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities will be those of the specific securities sold. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

FEDERAL INCOME TAXES -- The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Company will be prorated to the Funds on the basis of relative net assets when the Starbuck Tisdale Growth and Income Fund commences sales of its shares to the public. Expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The financial statements have been prepared in conformity with generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid at least annually. Any net realized capital gains on sales of securities are distributed annually.

================================================================================
BENDER GROWTH FUND - SEPTEMBER 30, 1997 (UNAUDITED)


The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent. The redemption price disclosed in the financial statements for Class C shares does not reflect the contingent deferred sales charge.

ORGANIZATIONAL COSTS -- Organizational costs approximating $43,100 have been deferred in the account of the Fund and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holders thereof by the Fund will be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of shares outstanding at the time of such redemption) of the unamortized deferred organizational costs as of the date of such redemption.

3.  SERVICE AGREEMENTS

Pursuant to an investment advisory agreement, investment advisory services are provided to the Company by SBG Capital Management (the "Advisor"). The Advisor receives a monthly fee at an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor has agreed to waive a portion of their fees and reimburse the Fund for other expenses as necessary in order to limit the operating expenses to 2.75% and 3.50% of average daily net assets of the Class Y and Class C shares, respectively.

Sub-Advisory services are provided to the Advisor for the Fund by Robert Bender & Associates, Inc. (the "Sub-Advisor") pursuant to a sub-advisory agreement. Under terms of the agreement, the Sub-Advisor receives a monthly fee at an annual rate of 0.50% of the average daily net assets of the fund and is paid by the Advisor. The Advisor is responsible for the supervision of and payment of fees to the Sub-Advisor in connection with its services.

Ascher/Decision Services, Inc. (an affiliate of the Advisor) serves as distributor to the Fund pursuant to a Service and Distribution Plan (the "Plan"). Under terms of the Plan, the Distributor is paid a distribution fee at an annual rate of 0.25% and 0.75% of the average daily net assets of the Class Y and C shares respectively. Class C shares are subject to a shareholder services fee which is paid to the Distributor, at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund.

SEI Fund Resources (the "Administrator") serves as administrator to the Fund pursuant to an administration agreement. Under terms of such agreement the Administrator is paid an annual fee equal to the greater of 0.15% of the first $50 million in average daily net assets, 0.125% for the next $50 million in average daily net assets and 0.10% for such daily net assets in excess of $100 million or a minimum of $60,000.

The Fund and United Missouri Bank (the "Custodian") are parties to a custodial agreement under which the custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Fund and National Financial Data Services (the "Transfer Agent") are parties to a servicing agreement, under which the Transfer Agent provides transfer agency and dividend disbursing services for the Fund.

NOTES TO FINANCIAL STATEMENTS  (concluded)
================================================================================
BENDER GROWTH FUND - SEPTEMBER 30, 1997 (UNAUDITED)


4.  INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period from April 1, 1997 to September 30, 1997, were $1,382,348 and $380,205, respectively.

As of September 30, 1997, net unrealized appreciation on investment securities for book and federal income tax purposes aggregated $1,408,366 of which $1,566,997 related to appreciated securities and $158,631 related to depreciated securities. There was no difference between book and tax realized gains on securities for the period from April 1, 1997 to September 30, 1997.












THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE COMPANY. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE COMPANY, UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. ASCHER/DECISION SERVICES, INC., THE DISTRIBUTOR, AND UNITED MISSOURI BANK, THE CUSTODIAN, ARE NOT AFFILIATED.